Summary of Significant Accounting Policies - Advertising expenditures (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Summary of Significant Accounting Policies
Advertising expenditures recognized in sales and marketing expenses	¥ 25,213,427	$ 3,713,536	¥ 16,985,999